CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 222,215	$ 34,096
Restricted cash	5,968	6,819
Accounts receivable, net of allowance for doubtful accounts of $1,916 and $841 in 2012 and 2011, respectively	36,487	30,993
Operating supplies and inventories	13,638	4,520
Prepaid expenses	5,973	3,212
Other receivables	22,532	26,392
Other current assets	177	101
Total current assets	306,990	106,133
NONCURRENT ASSETS
Other receivables	22,758	15,370
Restricted cash	1,464	1,483
Vessels and equipment, net	647,519	671,445
Dry dock	4,238	5,088
Investments in and receivables from affiliates	4,282	6,851
Intangible assets	801	976
Goodwill	5,015	5,015
Other assets	10,214	12,573
Deferred income tax assets	7,037	5,353
Total noncurrent assets	703,328	724,154
Total assets	1,010,318	830,287
CURRENT LIABILITIES
Accounts payable	32,450	32,824
Customer advances	15,175	19
Payable to related parties	3,761	1,158
Accrued interest	4,858	4,769
Current portion of long-term financial debt	129,031	21,504
Other current liabilities	13,470	13,614
Total current liabilities	198,745	73,888
NONCURRENT LIABILITIES
Long-term financial debt	388,521	491,489
Deferred income tax liabilities	12,441	12,951
Other liabilities	2,026	1,788
Deferred gain	2,086	0
Total noncurrent liabilities	405,074	506,228
Total liabilities	603,819	580,116
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 and 30,011,628 shares outstanding in 2012 and 2011, respectively	1,443	339
Additional paid-in capital	490,850	272,302
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Retained earnings (deficit)	(70,476)	(6,819)
Accumulated other comprehensive loss	(2,578)	(2,037)
Total Ultrapetrol (Bahamas) Limited stockholders' equity	399,751	244,297
Noncontrolling interest	6,748	5,874
Total equity	406,499	250,171
Total liabilities and equity	$ 1,010,318	$ 830,287